Simcere Pharmaceutical Group (parent company) (Details) (PRC Subsidiaries) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Statutory reserves
Accumulated balance of the statutory reserve funds maintained at the Company's PRC operating subsidiaries	$ 36,685	228,550	213,622
Restricted net assets	$ 203,787	1,269,613	1,117,665